INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of deferred tax assets and liabilities

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$16,733,582	$13,108,371
Deferred tax liabilities:
Depreciation timing differences	—	(5,103)
Valuation allowance	(16,733,582)	(13,103,268)
Net deferred tax assets	$—	$—